ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)				12 Months Ended
	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 USD ($) $ / shares	Nov. 09, 2018 USD ($) $ / shares shares	May 31, 2020 shares	Feb. 28, 2022 franchise	Aug. 21, 2018 USD ($) $ / shares	Aug. 22, 2017 $ / shares
Assets Held-in-trust | $						$ 303,610
Price per unit | $ / shares						$ 0.058
Stock Issued During Period, Shares, New Issues				123,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			520,000
Number of stores owned | franchise					17
Number of franchise | franchise					12
Smaaash Entertainment Private Limited [Member]
Stock Issued During Period, Shares, New Issues			2,000,000
IPO [Member]
Sale of Stock, Price Per Share | $ / shares							$ 80.00
Number of Common Stock Shares and Warrants Outstanding			5,119,390
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,461,500
IPO [Member] | I A M Capital Partners L L C [Member]
Stock Redeemed or Called During Period, Shares			4,448,260
Sale of Stock, Price Per Share | $ / shares			$ 10.2187363
Stock Redeemed or Called During Period, Value | $			$ 45,455,596
Chardan [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	208,000
Shares Issued, Price Per Share | $ / shares	$ 10.21	$ 10.21
Chardan [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $		$ 2,125,000
Chardan Capital Markets [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities			208,000